Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Line Items]
Technology platform-based income	¥ 8,161,022	¥ 15,318,744	¥ 29,214,613
Net interest income	12,311,328	13,112,128	18,681,936
Guarantee income	3,579,672	4,392,376	7,372,509
Other income	1,507,897	1,390,902	1,840,234
Investment income/(losses)	(1,045,820)	79,976	512,818
Share of net losses of investments accounted for using the equity method	(691)	(5,416)	(218)
Total income	24,513,408	34,288,710	57,621,892
Total expenses
Sales and marketing expenses	(5,406,371)	(9,888,675)	(15,764,682)
General and administrative expenses	(2,023,650)	(2,350,043)	(2,885,022)
Operation and servicing expenses	(5,034,010)	(6,192,537)	(6,922,178)
Technology and analytics expenses	(1,177,697)	(1,405,800)	(1,897,365)
Credit impairment losses	(12,612,907)	(12,695,662)	(16,512,295)
Asset impairment losses	0	(31,246)	(427,108)
Finance costs	(84,819)	(349,240)	(1,172,782)
Other gains - net	(252,639)	212,958	5,402
Total expenses	(26,592,093)	(32,700,245)	(45,576,030)
Profit before income tax expenses	(2,078,685)	1,588,465	12,045,862
Less: Income tax expenses	(1,524,830)	(635,367)	(4,187,776)
Net profit for the year	(3,603,515)	953,098	7,858,086
Net profit/(loss) attributable to:
Owners of the Company	(3,870,620)	809,624	7,777,336
Non-controlling interests	267,105	143,474	80,750
Net profit for the year	(3,603,515)	953,098	7,858,086
Items that may be reclassified to profit or loss in subsequent periods
-Exchange differences on translation of foreign operations	(28,584)	(54,409)	(289,599)
-Changes in the fair value of financial assets at fair value through other comprehensive income	(1,058)	0	0
Items that will not be reclassified to profit or loss in subsequent periods
-Exchange differences on translation of foreign operations to the presentation currency	(90,199)	(410,572)	(1,291,250)
Other comprehensive income	(119,841)	(464,981)	(1,580,849)
Total comprehensive income/(loss) for the year	(3,723,356)	488,117	6,277,237
Total comprehensive income/(loss) attributable to:
Owners of the Company	(3,990,276)	344,034	6,196,084
Non-controlling interests	266,920	144,083	81,153
Total comprehensive income/(loss) for the year	¥ (3,723,356)	¥ 488,117	¥ 6,277,237
Earnings per share (expressed in RMB per share)
-Basic earnings/(losses) per share		¥ 0.71	¥ 6.79
-Diluted earnings per share		0.71	6.78
-Basic earnings per ADS	¥ (5.54)	1.42	13.58
-Diluted earnings per ADS	(5.54)	1.42	13.56
Ordinary shares [member]
Earnings per share (expressed in RMB per share)
-Basic earnings/(losses) per share	(2.77)	0.71	6.79
-Diluted earnings per share	¥ (2.77)	¥ 0.71	¥ 6.78